Net Defined Benefit Liabilities And Assets_Remeasurements Of The Net Defined Benefit Liabilities Recognized As Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income Abstract [Abstract]
Return On Plan Assets Net Defined Benefit Liability Asset	₩ (22,420)				₩ (16,220)	₩ (11,071)
Actuarial Gain Loss On Remeasurement Of Defined Benefit Liability	(167,973)				46,040	27,787
Income Tax Effect Of Remeasurements Of Defined Benefit Plans Of Other Comprehensive Income	52,377				(7,215)	(4,045)
Remeasurements after income tax	₩ (138,016)	[1]	$ (124,021)		₩ 22,605	₩ 12,671

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.